Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Receivables and Other Current Assets	Receivables and Other Current Assets

	Notes	December 31, 2025	December 31, 2024
Government receivables and investments		$56.8	$26.7
Gold receivables		0.2	3.1
Other receivables		3.9	4.9
Total receivables		60.9	34.7
Short-term investments		1.0	1.0
Prepaid expenses		15.4	13.2
Hedge derivatives	20(b)(i)	2.3	—
		$79.6	$48.9
Government receivables and investments relate to Harmonized Sales Taxes in Canada, value added taxes (“VAT”) in Burkina Faso and interest-bearing Government of Burkina Faso Bonds that were obtained through the securitization of a portion of the VAT receivable. $67.8 million (December 31, 2024 - $66.3 million) of the VAT receivable is classified as non-current and is net of a provision of $11.4 million (December 31, 2024 - $5.8 million) as the Company does not expect to recover these amounts within 12 months due to delays in receiving the refunds (note 13).